Erin Schwerzmann
Vice President, Corporate Counsel

The Prudential Insurance Company of America
200 Hopmeadow Street
Simsbury, CT 06089
(860) 843-6733 fax: (860) 392-6307

June 28, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:                        PruLife Custom Premier II N-6 submission
Pruco Life Variable Universal Account: Accession #: 0000851693-13-000016
Registration No. 333-112808, CIK No. 0000851693

We are filing Post-Effective Amendment No.15 to the above-referenced registration statement on Form N-6.  This amendment is being filed pursuant to Rule 485(a).

The above-referenced variable universal life insurance contract is issued by Pruco Life Insurance Company ("Pruco Life") and one of its separate accounts, the Pruco Life Variable Universal Account (the “Account”).  The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration #811-05826.

Except for the changes listed below, the disclosure in this filing has been reviewed by the Staff in the context of disclosure previously filed in connection with the registration statement for variable universal life insurance contracts issued by Pruco Life, Registration No. 333-112808.

In order to assist with the review, we are providing you with courtesy copies of these registration statements.   We have color coded the changes and compared this registration statement to the April, 2013 filed version of this product, PruLife Custom Premier II, to highlight the changes that we have made in this filing.  New text has been underlined and deleted text is represented with a "-" through the deleted text.

The significant differences between the disclosure in this filing and that in the previous filing of Registration No. 333-112808 are:

•	References for the new Contract Form VUL-2013 were added where there are differences from the prior Contract.
•
Since the list of funds is too large to fit on the cover page, we included a list of fund managers and provided a reference to The Funds section where a list of the available variable investment options can be found.

•	Some rates and charges are different for Contract Form VUL-2013.
•	Target Term Rider is not available with the new Contract VUL-2013.
•	The total premiums paid, less withdrawals, is not accumulated with interest for Type C Contracts issued on Contract Form VUL-2013.
•	Contract Form VUL-2013 may qualify for a Persistency Credit, which is an additional amount to be paid for keeping the Contract in-force over a certain period of time.
•	Funds are now grouped by Fund Company. The Contract offers 14 additional variable investment options. There are also two fund name changes that will be effective mid July.
•	The chart has been revised in the Service Fees Payable to Pruco Life section to list the additional funds that pay 12b-1 fees.
•
For Type B Death Benefit Contracts, the Commissionable Target Premium, Sales Load Target Premium and Surrender Charge Target Premiums will vary from Contracts with Type A or Type C Death Benefit, and the annual trail compensation is eliminated for Contract Form VUL-2013.

•	The Legal Proceedings section has been updated with current information.

If you have any questions, please contact me at 860-843-6733.

Respectfully yours,

                             /s/ Erin Schwerzmann

Erin Schwerzmann